Offerings	May 22, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee. (2) In the event that Old National elects to offer to the public fractional interests in shares of Preferred Stock registered hereunder, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock will be issued to the depositary under such agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee. (3) An indeterminate number of Warrants representing rights to receive an amount of cash or number of securities that will be determined and as may be sold, from time to time is being registered hereunder. Includes Warrants which may be purchased by underwriters to cover over-allotments, if any.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee. (4) The Purchase Contracts may require the holder thereof to purchase or sell Debt Securities, Preferred Stock, Depositary Shares or Common Stock of Old National.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for securities issued pursuant to anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Old National Bancorp ("Old National) is deferring payment of all of the registration fee. (5) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement.